The table below shows the revenue and non-current assets per geographical area: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	$ 1,698,023	$ 737,133	$ 612,109
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	1,319,045	610,642	497,460
Non current assets	507,931	33,713
Reportable segments [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,285,849	609,232	497,446
Non current assets	491,805	24,099
Reportable segments [member] | Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	29,546	1,409	14
Non current assets	8,235	1,418
Reportable segments [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Revenue	805	1
Non current assets	650	79
Reportable segments [member] | Cayman Islands [Member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets	831	831
Reportable segments [member] | Germany [Member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets	150	181
Reportable segments [member] | Argentina [Member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets	73	112
Reportable segments [member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,845
Non current assets	$ 6,187	$ 6,993